STATUTORY RESERVES AND RESTRICTED NET ASSETS	12 Months Ended
Dec. 31, 2024
Statutory Reserves And Restricted Net Assets
STATUTORY RESERVES AND RESTRICTED NET ASSETS

31. STATUTORY RESERVES AND RESTRICTED NET ASSETS

Pursuant to laws applicable to entities incorporated in the PRC, the Group’s subsidiaries and the consolidated VIE in the PRC must make appropriations from after-tax profit to non-distributable reserve funds. These reserve funds include one or more of the following: (i) a general reserve, (ii) an enterprise expansion fund and (iii) a staff bonus and welfare fund. Subject to certain cumulative limits, the general reserve fund requires an annual appropriation of 10% of after tax profit (as determined under accounting principles generally accepted in the PRC at each year-end) until the accumulative amount of such reserve fund reaches 50% of a company’s registered capital, the other fund appropriations are at the subsidiaries’ discretion. These reserve funds can only be used for specific purposes of enterprise expansion and staff bonus and welfare and are not distributable as cash dividends. During the years ended December 31, 2022, 2023 and 2024, appropriations to the statutory reserve have been made by the Group, which was RMB 2,059, RMB 176 and RMB 472 respectively.

In addition, due to restrictions on the distribution of share capital from the Group’s subsidiaries and the consolidated VIE in PRC and also as a result of these entities’ unreserved accumulated losses, total restrictions placed on the distribution of the Group’s PRC subsidiaries’ and the consolidated VIE’s net assets was RMB 909,407, or 84% of the Group’s total consolidated net assets as of December 31, 2024.

The Company performed a test on the restricted net assets of consolidated subsidiaries and the VIE in accordance with Securities and Exchange Commission Regulation S-X Rule 4-08 (e) (3), “General Notes to Financial Statements” and concluded that it was applicable for the Company to disclose the financial statements for the parent company.

The subsidiaries did not pay any dividend to the Company for the periods presented. For the purpose of presenting parent only financial information, the Company records its investments in its subsidiaries under the equity method of accounting. Such investments are presented on the separate condensed balance sheets of the Company as “investments in subsidiaries and VIE” and the loss of the subsidiaries is presented as “share of loss of subsidiaries”. Certain information and footnote disclosures generally included in financial statements prepared in accordance with US GAAP have been condensed and omitted.

YUNJI INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

(All amounts in thousands, except for share and per share data, unless otherwise noted)